Income Taxes - Components of Taxes on Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Current taxes	$ (4,546)	$ (112)	$ 5,234
Prior years' benefits	2,268	(3,495)	(3,462)
Deferred income taxes	15,046	23,199	7,895
Tax expense	12,768	19,592	9,667
Tax expense alternative
Domestic (Israel)	6,145	8,658	7,459
Foreign (North America)	6,623	10,934	2,208
Tax expense	$ 12,768	$ 19,592	$ 9,667